UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

           Read instructions at the end of Form before preparing Form.


1.       Name and Address of issuer:

         First Investors Life Variable Annuity Fund A
         95 Wall Street
         New York, NY 10005



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]





3.       Investment Company Act File Number:   811-2982

         Securities Act File Number:  2-66295


4(a). Last day of fiscal year for which this Form is filed: 12/31/97




4(b).    [  ]     Check box if this Form is being filed late (i.e., more than 90 calendar  days  after  the  end  of the issuer's fiscal year).
                  (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


 4(c).   [  ]     Check box if this is the last time the issuer will be
                  filing this Form.


5. Calculation of registration fee:
(i)        Aggregate  sale price of  securities  sold  during  the  fiscal  year pursuant to section 24(f):
                                                                                                  $  202,024
                                                                                                  --------------------
(ii)        Aggregate  price of securities  redeemed or  repurchased  during the fiscal year:
                                                                     $3,346,720
                                                                     ----------------

(iii)       Aggregate  price of securities  redeemed or  repurchased  during any
            PRIOR  fiscal year ending no earlier than October 11, 1995 that were not  previously  used to reduce  registration  fees  payable  to the
            Commission:
                                                                     $3,796,870
                                                                     ----------------

(iv)       Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                                                  $7,143,590
                                                                                                  --------------------
(v)         Net sales -- if Item 5(i) is greater than Item 5(iv)  [subtract Item
            5(iv) from Item 5(i)]:
                                                                                                  $
                                                                                                  --------------------
(vi)        Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                     $(6,941,566)
                                                                     ----------------


(vii)       Multiplier for determining registration fee (See Instruction C.9):

                                                                                                  X .000295
                                                                                                  --------------------

(viii)      Registration  fee due [multiply Item 5(v) by Item 5(vii)] (enter "0"
            if no fee is due):
                                                                                                 =$-0-
                                                                                                 =====================
6.          Prepaid Shares

            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.         Interest  due -- if this Form is being  filed more than 90 days after the end of the issuer's fiscal year (See instruction D):
                                                                                                  +$-0-
                                                                                                  --------------------
8.         Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:
                                                                                                 =$-0-
                                                                                                 =====================
9.         Date the  registration  fee and any interest  payment was sent to the
           Commission's lockbox depository:
                                    Method of delivery:
                                                              [ ] Wire Transfer
                                                              [ ] Mail or other means


                                   SIGNATURES




This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated



FIRST INVESTORS LIFE INSURANCE COMPANY




By /s/Richard H. Gaebler
   -------------------------------
    Richard H. Gaebler, President




Date:  March 13, 1998